Share-Based Payments (Details) - Schedule of weighted average exercise price - USD ($)		9 Months Ended	12 Months Ended
	Jan. 01, 2019	Sep. 30, 2021	Dec. 31, 2020	Dec. 31, 2019
Schedule of weighted average exercise price [Abstract]
Number of Shares, Beginning Balance	3,309,040	10,775,971	8,717,239	3,309,040
Weighted Average Exercise Price, Beginning Balance	$ 0.08	$ 0.2	$ 0.18	$ 0.08
Weighted Average Contractual Term, Beginning Balance
Number of Shares, Granted			3,389,550	5,638,199
Weighted Average Exercise Price, Granted			$ 0.22	$ 0.23
Weighted Average Contractual Term, Granted
Number of Shares, Forfeited			(1,350,818)
Weighted Average Exercise Price, Forfeited			$ 0.26
Weighted Average Contractual Term, Forfeited
Number of Shares, Exercised				(230,000)
Weighted Average Exercise Price, Exercised		$ 0.33	$ 0.82	$ 0.08
Weighted Average Contractual Term, Exercised
Number of Shares, Ending Balance			10,775,971	8,717,239
Weighted Average Exercise Price, Ending Balance			$ 0.2	$ 0.18
Weighted Average Contractual Term, Ending Balance			9 years 3 months 18 days	10 years
Number of Shares, Options exercisable			$ 6,008,140
Weighted Average Exercise Price, Options exercisable			$ 0.18
Weighted Average Contractual Term, Options exercisable			7 years 3 months 18 days